Summary of Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2017
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful lives	5 years
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful lives	10 years